UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:     333-257737-06

Central Index Key Number of the issuing entity:     0001950140

BBCMS Mortgage Trust 2022-C18

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:   333-257737

Central Index Key Number of the depositor:    0001541480

Barclays Commercial Mortgage Securities LLC

(Exact name of depositor as specified in its charter)

Barclays Capital Real Estate Inc.

(Central Index Key Number 0001549574)

Argentic Real Estate Finance LLC

(Central Index Key Number 0001624053)

LMF Commercial, LLC

(Central Index Key Number 0001592182)

Starwood Mortgage Capital LLC

(Central Index Key Number 0001548405)

UBS AG

(Central Index Key Number 0001685185)

Bank of Montreal

(Central Index Key Number 0000927971)

KeyBank National Association

(Central Index Key Number 0001089877)

BSPRT CMBS Finance, LLC

(Central Index Key Number 0001722518)

Societe Generale Financial Corporation

(Central Index Key Number 0001755531)

Daniel Vinson, (212) 528-8224
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the “November 15 Form ABS-EE”), filed with the Securities and Exchange Commission on November 15, 2022, with respect to BBCMS Mortgage Trust 2022-C18, Commercial Mortgage Pass-Through Certificates, Series 2022-C18. Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the November 15 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Barclays Commercial Mortgage Securities LLC
(Depositor)

Date: December 14, 2022	/s/ Daniel Vinson
Daniel Vinson, Chief Executive Officer

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document